UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York                5-15-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 103
                                        -------------------

Form 13F Information Table Value Total: $195,972
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Form 13F INFORMATION TABLE

          ITEM 1:                   ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------    --------------  ---------  ----------  -------- -------------------- ---------- --------------------
      NAME OF ISSUER            TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                                 NUMBER      MARKET    PRINCIPAL     DISCRETION                 ----- ------- ------
                                                             VALUE      AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------    -------------   ---------  ----------  --------  ------ ------ ----- ---------- ----- ------- ------
3M                               Common Stock   88579Y101     2697000    35290    SOLE                            X
ABBOTT LABORATORIES              Common Stock   002824100     4260000    76350    SOLE                            X
ADOBE SYSTEMS, INC.              Common Stock   00724F101     2750000    65950    SOLE                            X
AGILENT TECHNOLOGIES             Common Stock   00846U101      363000    10800    SOLE                            X
AIR PRODUCTS & CHEMICALS         Common Stock   009158106      606000     8200    SOLE                            X
ALTRIA GROUP INC.                Common Stock   02209S103     1378000    15700    SOLE                            X
AMERICAN EXPRESS CO.             Common Stock   025816109     1738000    30820    SOLE                            X
AMGEN INC.                       Common Stock   031162100     2749000    49207    SOLE                            X
APPLE COMPUTER                   Common Stock   037833100     5010000    53925    SOLE                            X
APPLIED MATERIALS, INC.          Common Stock   038222105      787000    43000    SOLE                            X
AQUA AMERICA                     Common Stock   03836W103     1531000    68198    SOLE                            X
ARCH COAL                        Common Stock   039380100     1595000    52000    SOLE                            X
AVON PRODUCTS                    Common Stock   054303102     1304000    35000    SOLE                            X
BB&T CORPORATION                 Common Stock   054937107     1021000    24900    SOLE                            X
BP plc (ADR)                     Common Stock   055622104     2256000    34848    SOLE                            X
BAKER HUGHES, INC.               Common Stock   057224107     1322000    20000    SOLE                            X
BANK OF AMERICA                  Common Stock    06605010      352000     6900    SOLE                            X
BAXTER INTERNATIONAL             Common Stock   071813109     2828000    53700    SOLE                            X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock   084670207      687000      189    SOLE                            X
BOEING CORPORATION               Common Stock   097023105     2089000    23500    SOLE                            X
BRISTOL-MYERS SQUIBB             Common Stock   110122108      777000    28000    SOLE                            X
CANON INC                        Common Stock   138006309      706000    13155    SOLE                            X
CAPITAL ONE FINANCIAL            Common Stock   14040H105     2456000    32550    SOLE                            X
CHEVRON TEXACO                   Common Stock   166764100      717000     9700    SOLE                            X
CISCO SYSTEMS                    Common Stock   17275R102     3443000   134875    SOLE                            X
CITIGROUP                        Common Stock   172967101     4005000    78014    SOLE                            X
COCA COLA                        Common Stock   191216100     2627000    54738    SOLE                            X
COLGATE-PALMOLIVE COMPANY        Common Stock   194162103     1516000    22700    SOLE                            X
COMCAST CP A                     Common Stock   20030N101      979000    37741    SOLE                            X
COMPUCREDIT CORPORATION          Common Stock   20478N100      936000    30000    SOLE                            X
CONOCO PHILLIPS                  Common Stock   20825c104      775000    11346    SOLE                            X
CORNING INC.                     Common Stock   219350105      859000    37800    SOLE                            X
CYTEC INDUSTRIES                 Common Stock   232820100     1438000    25570    SOLE                            X
DIEBOLD                          Common Stock   253651103      734000    15400    SOLE                            X
DISNEY (WALT) CO.                Common Stock   254687106     2362000    68625    SOLE                            X
DOVER CORP                       Common Stock   260003108     1879000    38500    SOLE                            X
DUPONT DE NEMOURS                Common Stock   263534109     1258000    25459    SOLE                            X
EMC CORP                         Common Stock   268648102      170000    12300    SOLE                            X
EMERSON CO.                      Common Stock   291011104     3201000    74300    SOLE                            X
EXXON MOBIL                      Common Stock   30231G102    10247000   135823    SOLE                            X
FIRST MARBLEHEAD                 Common Stock   320771108     2310000    51475    SOLE                            X
FLUOR CORP                       Common Stock    34386110     1085000    12100    SOLE                            X
GENENTECH INC. NEW               Common Stock   368710406     2489000    30310    SOLE                            X
GENERAL ELECTRIC                 Common Stock   369604103     7060000   199680    SOLE                            X
GENTEX CORPORATION               Common Stock   371901109      650000    40000    SOLE                            X
GOLDMAN SACHS                    Common Stock   38141G104     1777000     8600    SOLE                            X
HALLIBURTON COMPANY              Common Stock   406216101     1104000    34800    SOLE                            X
HOME DEPOT                       Common Stock   437076102     2336000    63600    SOLE                            X
HONEYWELL INTL                   Common Stock   438516106     2962000    64310    SOLE                            X
IBM CORPORATION                  Common Stock   459200101     2192000    23261    SOLE                            X
IAC/INTERACTIVE CORP             Common Stock   45840Q101      207000     5500    SOLE                            X
ISHARE MSCI EAFE VALUE INDEX     Common Stock   464288877      318000     4300    SOLE                            X
ISHARES MCSI EMERGING MKTS       Common Stock   464287234      314000     2700    SOLE                            X
ISHARES TR MSCI EAFE INDEX FD    Common Stock   464287465      632000     8300    SOLE                            X
ITT INDUSTRIES                   Common Stock   450911102     1266000    21000    SOLE                            X
INGERSOLL-RAND COMPANY LTD       Common Stock   G4776G101     1157000    26700    SOLE                            X
INTEL CORP.                      Common Stock   458140100     1870000    97775    SOLE                            X
JP MORGAN CHASE & CO.            Common Stock   46625H100     4354000    89998    SOLE                            X
JACOBS ENGINEERING GROUP         Common Stock   469814107     2510000    53810    SOLE                            X
JOHNSON & JOHNSON                Common Stock   478160104     7569000   125622    SOLE                            X
KIMBERLY CLARK                   Common Stock   494368103      975000    14250    SOLE                            X
L-3 COMMUNICATIONS               Common Stock   502424104     1390000    15900    SOLE                            X
LILLY (ELI) & CO.                Common Stock   532457108     1477000    27500    SOLE                            X
LOCKHEED MARTIN CORP             Common Stock   539830109     2153000    22200    SOLE                            X
LONE STAR TECHNOLOGIES           Common Stock   542312103     1512000    22900    SOLE                            X
MARSH & MCLENNAN COMPANIES       Common Stock   571748102      755000    25800    SOLE                            X
MCGRAW-HILL COMPANIES, INC.      Common Stock   580645109      213000     3400    SOLE                            X
MEDTRONIC                        Common Stock   585055106      878000    17900    SOLE                            X
MELLON FINANCIAL                 Common Stock   58551A108      920000    21330    SOLE                            X
MERRILL LYNCH                    Common Stock   590188108     4377000    53600    SOLE                            X
MICROSOFT CORPORATION            Common Stock   594918104     2758000    98990    SOLE                            X
MORGAN STANLEY                   Common Stock   617446448     3656000    46420    SOLE                            X
MOTOROLA, INC.                   Common Stock   620076109      542000    30700    SOLE                            X
NETWORK APPLIANCE                Common Stock   64120J104      522000    14300    SOLE                            X
NIKE INC.                        Common Stock   654106103     1013000     9535    SOLE                            X
NOKIA CORP                       Common Stock   654902204      286000    12500    SOLE                            X
NORFOLK SOUTHERN CORP.           Common Stock   655844108     1295000    25600    SOLE                            X
ORACLE CORPORATION               Common Stock   68389X105     1513000    83500    SOLE                            X
PALL CORPORATION                 Common Stock   696429307     1140000    30000    SOLE                            X
PAYCHEX INC                      Common Stock   704326107     1627000    42975    SOLE                            X
PEPSICO                          Common Stock   713448108     2137000    33625    SOLE                            X
PFIZER                           Common Stock   717081103     2990000   118400    SOLE                            X
PROCTER & GAMBLE                 Common Stock   742718109     8636000   136745    SOLE                            X
QUALCOMM                         Common Stock   747525103     2572000    60300    SOLE                            X
ROYAL DUTCH PETROLEUM            Common Stock   780257804      198000     3000    SOLE                            X
SCHLUMBERGER LIMITED             Common Stock   806857108     3686000    53350    SOLE                            X
STRYKER CORPORATION              Common Stock   863667101     2220000    33480    SOLE                            X
SUNTECH POWER                    Common Stock   86800C104     1034000    29900    SOLE                            X
SYMANTEC                         Common Stock   871503108      385000    22300    SOLE                            X
TETRA TECH INC.                  Common Stock   88162G103      878000    46100    SOLE                            X
THOMAS & BETTS CORP.             Common Stock   884315102      585000    12000    SOLE                            X
TIME WARNER                      Common Stock   887317105      563000    28550    SOLE                            X
TYCO INTERNATIONAL, LTD.         Common Stock   902124106      741000    23500    SOLE                            X
UNITED PARCEL SERVICE            Common Stock   911312106     5781000    82475    SOLE                            X
UNITED TECHNOLOGIES              Common Stock   913017109      338000     5200    SOLE                            X
WM WRIGLEY JR. CO.               Common Stock   982526105     1190000    23375    SOLE                            X
WACHOVIA CORP                    Common Stock   929771103      814000    14793    SOLE                            X
WATERS CORP                      Common Stock   941848103     4970000    85700    SOLE                            X
WATTS WATER TECHNOLOGIES         Common Stock   942749102     2478000    65175    SOLE                            X
WELLS FARGO                      Common Stock   30226D106     1263000    36700    SOLE                            X
WYETH                            Common Stock   983024100      325000     6500    SOLE                            X
ZIMMER HOLDINGS                  Common Stock   98956P102      616000     7220    SOLE                            X